Note 5 - Investments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of term deposits [text block]
	December 31, 2017	December 31, 2016	December 31, 2015

Short-term investments	$30,000,000	$30,000,000	$-
Long-term investments	$75,000,000	-	$-
	$105,000,000	$30,000,000	$-